Form N-1A Cover	Aug. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	John Hancock Funds II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Prospectus Date	Jan. 01, 2025
Supplement to Prospectus [Text Block]	Prospectus SupplementJohn Hancock Funds II
Blue Chip Growth Fund (the fund)Supplement dated September 25, 2025 to the current Prospectus, as may be supplemented (the Prospectus)At its meeting held on September 23-25, 2025, the Trust’s Board of Trustees approved a reduction in the fund’s management fee to be retroactively effective as of June 1, 2025 (the Effective Date). As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section is amended and restated as follows to reflect the fund’s revised management fee as of the Effective Date:Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)ACManagement fee0.710.71Distribution and service (Rule 12b-1) fees0.301.00Other expenses0.160.16Total annual fund operating expenses1.171.87Contractual expense reimbursement-0.03-0.01Total annual fund operating expenses after expense reimbursements1.141.861“Management fee” has been restated to reflect the contractual management fee schedule effective June 1, 2025.2The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the applicable class in an amount equal to the amount by which expenses of Class A shares exceed 1.14% of average daily net assets attributable to the applicable class. For purposes of this agreement, “expenses of Class A shares” means all class expenses (including fund expenses attributable to the class), excluding (a) taxes; (b) portfolio brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; (e) acquired fund fees and expenses paid indirectly; and (f) short dividend expense. The agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.Expense exampleThis example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:Shares SoldSharesNot SoldExpenses ($)ACC1 year6101892893 years8505875875 years1,1091,0101,01010 years1,8472,0072,007Prospectus SupplementJohn Hancock Funds II
Blue Chip Growth Fund (the fund)Supplement dated September 25, 2025 to the current Prospectus, as may be supplemented (the Prospectus)At its meeting held on September 23-25, 2025, the Trust’s Board of Trustees approved a reduction in the fund’s management fee to be retroactively effective as of June 1, 2025 (the Effective Date). As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section for the fund is amended and restated as follows to reflect the fund’s revised management fee as of the Effective Date:Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)NAVManagement fee0.71Other expenses0.04Total annual fund operating expenses0.75Contractual expense reimbursement-0.01Total annual fund operating expenses after expense reimbursements0.741“Management fee” has been restated to reflect the contractual management fee schedule effective June 1, 2025.2The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.Expense exampleThis example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:Expenses ($)NAV1 year763 years2395 years41610 years929Prospectus SupplementJohn Hancock Funds II
Blue Chip Growth Fund (the fund)Supplement dated September 25, 2025 to the current Prospectus, as may be supplemented (the Prospectus)At its meeting held on September 23-25, 2025, the Trust’s Board of Trustees approved a reduction in the fund’s management fee to be retroactively effective as of June 1, 2025 (the Effective Date). As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section for the fund is amended and restated as follows to reflect the fund’s revised management fee as of the Effective Date:Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)1Management fee0.71Distribution and service (Rule 12b-1) fees0.05Other expenses0.04Total annual fund operating expenses0.80Contractual expense reimbursement-0.01Total annual fund operating expenses after expense reimbursements0.791“Management fee” has been restated to reflect the contractual management fee schedule effective June 1, 2025.2The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.Expense exampleThis example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:Expenses ($)11 year813 years2545 years44310 years989Prospectus SupplementJohn Hancock Funds II
Blue Chip Growth Fund (the fund)Supplement dated September 25, 2025 to the current Prospectus, as may be supplemented (the Prospectus)At its meeting held on September 23-25, 2025, the Trust’s Board of Trustees approved a reduction in the fund’s management fee to be retroactively effective as of June 1, 2025 (the Effective Date). As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section is amended and restated as follows to reflect the fund’s revised management fee as of the Effective Date:Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)IManagement fee0.71Other expenses0.16Total annual fund operating expenses0.87Contractual expense reimbursement-0.01Total annual fund operating expenses after expense reimbursements0.861“Management fee” has been restated to reflect the contractual management fee schedule effective June 1, 2025.2“Other expenses” have been estimated for the first year of operations of the fund's Class I shares.3The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.Expense exampleThis example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:Expenses ($)I1 year883 years2775 years48110 years1,072Prospectus SupplementJohn Hancock Funds II
Global Equity Fund (the fund)Supplement dated September 25, 2025 to the current Prospectus, as may be supplemented (the Prospectus)At its meeting held on September 23-25, 2025, the Trust’s Board of Trustees approved a change to add an additional benchmark that more closely correlates with the fund’s investments, effective as of October 1, 2025 (the Effective Date).In connection with the change described above, the paragraph below under the heading “Past performance” in the “Fund summary” section is amended and restated as follows:The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.Past performance (before and after taxes) does not indicate future results. The MSCI World Value Index shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4 and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.Additionally, as of the Effective Date, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20231 year5 year10 yearClass A (before tax)13.2810.256.44after tax on distributions12.598.534.93after tax on distributions, with sale8.357.944.84Class C17.4910.606.33Class I19.6411.707.30Class R219.2611.286.95Class R419.5311.647.21Class R619.7811.827.36MSCI World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)23.7912.808.60MSCI World Value Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)11.518.875.89Prospectus SupplementJohn Hancock Funds II
Global Equity Fund (the fund)Supplement dated September 25, 2025 to the current Prospectus, as may be supplemented (the Prospectus)At its meeting held on September 23-25, 2025, the Trust’s Board of Trustees approved a change to add an additional benchmark that more closely correlates with the fund’s investments, effective as of October 1, 2025 (the Effective Date).In connection with the change described above, the paragraph below under the heading “Past performance” in the “Fund summary” section for the fund is amended and restated as follows:The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.Past performance (before and after taxes) does not indicate future results. The MSCI World Value Index shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.Additionally, as of the Effective Date, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section for the fund is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20231 year5 year10 yearClass NAV (before tax)19.7911.847.43after tax on distributions18.669.615.36after tax on distributions, with sale12.038.825.19MSCI World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)23.7912.808.60MSCI World Value Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)11.518.875.89